Revolver Narrative (Details) - Orbitz - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Revolver, maximum borrowing capacity	$ 80.0
Letters of credit, maximum issuance capacity	$ 55.0
Line of Credit Facility Fee	0.50%	0.50%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolver, maximum borrowing capacity	$ 80.0
Revolving Credit Facility [Member] | Eurocurrency Rate [Member]
Line of Credit Facility [Line Items]
Term loan, basis spread on variable rate	3.00%
Revolving Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Term loan, basis spread on variable rate	2.00%